T. ROWE PRICE GLOBAL CONSUMER FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1)	355	174
Total Argentina (Cost $185)		174

BRAZIL 0.4%
Common Stocks 0.4%
Magazine Luiza	14,241	108
Total Brazil (Cost $125)		108

CANADA 0.4%
Common Stocks 0.4%
Dollarama (2)	3,953	110
Total Canada (Cost $138)		110

CHINA 9.1%
Common Stocks 8.6%
Alibaba Group Holding, ADR (USD) (1)	7,400	1,439
China Mengniu Dairy (HKD)	54,000	186
China Resources Beer Holdings (HKD)	46,000	209
TAL Education Group, ADR (USD) (1)	2,606	139
Tencent Holdings (HKD)	9,000	445
		2,418
Common Stocks - China A Shares 0.5%
Kweichow Moutai, A Shares (CNH)	1,000	155
		155
Total China (Cost $2,319)		2,573

DENMARK 0.5%
Common Stocks 0.5%
Carlsberg, Class B	1,282	144
Total Denmark (Cost $191)		144

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)

FRANCE 3.1%
Common Stocks 3.1%
EssilorLuxottica	3,050	323
LVMH Moet Hennessy Louis Vuitton	947	347
Pernod Ricard	1,333	189
Total France (Cost $1,034)		859

GERMANY 1.8%
Common Stocks 1.8%
Beiersdorf	2,033	205
Zalando (1)	7,924	298
Total Germany (Cost $506)		503

ITALY 1.1%
Common Stocks 1.1%
Ferrari (USD)	1,172	179
Davide Campari-Milano	18,181	130
Total Italy (Cost $326)		309

JAPAN 6.0%
Common Stocks 6.0%
Kobe Bussan (2)	4,700	185
Nitori Holdings	1,000	135
Pan Pacific International Holdings	17,200	326
Panasonic	25,200	191
Recruit Holdings	2,500	64
Seria	9,200	266
Sony	8,800	521
Total Japan (Cost $1,582)		1,688

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 3.4%
Common Stocks 3.4%
Heineken	2,733	232
Unilever	14,748	725
Total Netherlands (Cost $1,061)		957

PORTUGAL 1.0%
Common Stocks 1.0%
Jeronimo Martins	15,150	274
Total Portugal (Cost $243)		274

SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD) (1)	3,915	174
Total Singapore (Cost $162)		174

SWEDEN 0.9%
Common Stocks 0.9%
Essity, B Shares	8,306	254
Total Sweden (Cost $215)		254

SWITZERLAND 5.1%
Common Stocks 5.1%
Nestle	13,400	1,372
On Holding, Acquisition Date: 2/25/20, Cost $73 (1)(3)(4)	8	54
Total Switzerland (Cost $1,243)		1,426

THAILAND 0.5%
Common Stocks 0.5%
CP ALL	80,900	150
Total Thailand (Cost $185)		150

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 2.3%

Common Stocks 2.2%
API Group, Warrants, 10/10/20 (USD)	5,200	6
British American Tobacco	12,739	434
Compass Group	10,989	171
		611
Convertible Preferred Stocks 0.1%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $39 (USD)
(1)(3)(4)	92	29
		29
Total United Kingdom (Cost $735)		640

UNITED STATES 60.0%

Common Stocks 59.7%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $11
(1)(3)(4)	960	9
Altria Group	11,510	445
Amazon. com (1)	2,180	4,250
Burlington Stores (1)	841	133
Carvana (1)	1,209	67
Casey's General Stores	1,858	246
Coca-Cola Consolidated	1,850	386
Colgate-Palmolive	7,117	472
Conagra Brands	6,900	202
Costco Wholesale	2,340	667
Dollar General	2,760	417
Dollar Tree (1)	1,557	114
Estee Lauder, Class A	400	64
Facebook, Class A (1)	1,182	197
Hasbro	2,600	186
Hilton Worldwide Holdings	2,800	191
Home Depot	1,374	257
Kimberly-Clark	3,674	470
Kroger	11,700	352
Lowe's	1,853	159

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)

Lululemon Athletica (1)	1,101	209
Marriott International, Class A	2,756	206
McDonald's	4,134	684
Mondelez International, Class A	10,315	517
Monster Beverage (1)	6,648	374
Netflix (1)	755	284
NIKE, Class B	7,584	627
O'Reilly Automotive (1)	1,100	331
Ollie's Bargain Outlet Holdings (1)	4,477	207
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96
(1)(3)(4)	25,556	49
PepsiCo	5,154	619
Philip Morris International	6,808	497
Post Holdings (1)	1,702	141
Procter & Gamble	11,942	1,314
Reynolds Consumer Products	3,081	90
Ross Stores	4,721	410
Seaboard	54	152
Simply Good Foods (1)	8,510	164
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $2 (1)(3)(4)	70	2
Ulta Beauty (1)	500	88
Walmart	3,000	341
Wayfair, Class A (1)	2,000	107
Wynn Resorts	1,759	106
		16,803
Convertible Preferred Stocks 0.3%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $3 (1)(3)(4)	310	3
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $1 (1)(3)(4)	45	—
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $6 (1)(3)(4)	515	5
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $2
(1)(3)(4)	165	1
Rent the Runway, Series F, Acquisition Date: 3/21/19, Cost $27
(1)(3)(4)	1,205	20
Toast, Series B, Acquisition Date: 9/14/18, Cost $-- (1)(3)(4)	16	1
Toast, Series D, Acquisition Date: 6/27/18, Cost $19 (1)(3)(4)	1,126	38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
Toast, Series F, Acquisition Date: 2/14/20, Cost $15 (1)(3)(4)	333	11
		79
Total United States (Cost $16,063)		16,882
SHORT-TERM INVESTMENTS 6.2%
Money Market Funds 6.2%
T. Rowe Price Government Reserve Fund, 0.95% (5)(6)	1,749,912	1,750
Total Short-Term Investments (Cost $1,750)		1,750
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 1.28% (5)(6)	17,145	172
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		172
Total Securities Lending Collateral (Cost $172)		172

Total Investments in Securities 103.6%
(Cost $28,235)		$29,147
Other Assets Less Liabilities (3.6)%		(1,007)
Net Assets 100.0%		$28,140

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $222 and represents 0.8% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

(6)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$1		¤	¤	$1,750
T. Rowe Price Short-Term
Fund	—		¤	¤	172
$1,922^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,922.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL CONSUMER FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL CONSUMER FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$18,848	$ 8,155	$ 114	$ 27,117
Convertible Preferred Stocks	—	—	108	108
Short-Term Investments	1,750	—	—	1,750
Securities Lending Collateral	172	—	—	172
Total	$20,770	$ 8,155	$ 222	$ 29,147

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(55,000) for the period ended March 31, 2020.

($000s)
	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	3/31/20
Investment in Securities
Common Stocks	$80	$(38)	$72	$114
Convertible
Preferred Stocks	110	(17)	15	108

Total	$190	$(55)	$87	$222